The AARP Variable Annuity
                             Separate Account AMLVA
                    American Maturity Life Insurance Company

     Supplement Dated November 27, 2002 to the Prospectus Dated May 1, 2002

Effective November 26, 2002, in the table under "American Maturity's Ratings" in the "General Certificate Information" section of the prospectus, the information for Ratings Agency "Standard & Poor's" is deleted and replaced with the following:


------------------------------- ---------------------------- ---------------------------- ----------------------------
        Ratings Agency                Effective Date                   Rating                   Basis of Rating
                                         Of Rating
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
      Standard & Poor's                  11/26/02                       AA -                  Financial Security
                                                                                                Characteristics
------------------------------- ---------------------------- ---------------------------- ----------------------------










This supplement should be retained with the prospectus for future reference.

HV-4542
333-10105